Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Unusual Whales Subversive Democratic Trading ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	18.66%	26.86%
Unusual Whales Subversive Republican Trading ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	17.16%	14.25%